UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22011

MORGAN STANLEY EMERGING MARKETS DOMESTIC DEBT FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY			10036
(Address of principal executive offices)			(Zip code)

RONALD E. ROBISON 522 FIFTH AVENUE NEW YORK, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	10/31

Date of reporting period:	4/30/08

Form N-CSR is to be used by management investment companies to file reports  with the Commission not later than 10 days after the transmission to  stockholders of any report that is required to be transmitted to stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its  regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR,  and the Commission will make this information public. A registrant is not  required to respond to the collection of information contained in Form N-CSR  unless the Form displays a currently valid Office of Management and Budget  ("OMB") control number. Please direct comments concerning the accuracy of the  information collection burden estimate and any suggestions for reducing the  burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,  NW, Washington, DC 20549-0609. The OMB has reviewed this collection of  information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2008 Semi-Annual Report

April 30, 2008

Morgan Stanley

Emerging Markets

Domestic Debt Fund, Inc.

Morgan Stanley

Investment Management Inc.

Investment Adviser

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Overview (unaudited)

Letter to Stockholders

Performance

For the six months ended April 30, 2008, the Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. (the “Fund”) had total returns, based on net asset value and market value per share (including reinvestment of distributions), of -4.98%, net of fees, and 0.96%, respectively, compared to its benchmark, the JPMorgan Government Bond Index - Emerging Markets Global Diversified Index (the “Index”) which returned 2.53%. On April 30, 2008, the closing price of the Fund’s shares on the New York Stock Exchange was $17.57, representing a 1.8% discount to the Fund’s net asset value per share. Past performance is no guarantee of future results.

Factors Affecting Performance

•      Factors external to the emerging markets continued to drive much of the turbulence in the global financial markets during the reporting period. The more notable victims of the so-called crisis have been CDOs (collateralized debt obligations), SIVs (structured investment vehicles), most mortgage-related securities, and other such structured products.

•      However, the volatility in these and other credit markets did not trigger a panic or sell-off in the emerging markets domestic debt market. Emerging markets remained liquid and trading volumes were robust. Most emerging market countries are highly liquid and do not need access to the international capital markets. Foreign exchange (FX) reserves far exceeded short-term debt and, as such, there was no internally driven liquidity crisis in the emerging markets. Moreover, the massive accumulation of FX reserves in conjunction with the lower debt levels now commonplace across the emerging world provided comfort to investors fearing liquidity-induced corrections in other markets. In light of these and other positive developments, many emerging market countries (such as Peru and Brazil) were upgraded by rating agencies during the reporting period.

•      The Federal Open Market Committee continued easing monetary policy and used unorthodox policy tools to inject liquidity into the U.S. financial system. In this environment, emerging markets domestic debt markets were firmly positive during the reporting period.

Management Strategies

•      Positive contributors to relative performance versus the Index included an overweight in Colombia, where the currency in particular benefited from strong foreign direct investment flows, a prudent fiscal policy framework, and investor attraction towards double-digit interest rates. The Colombian Peso gained more than 11% versus the U.S. dollar.

•      Exposure to Egypt was also beneficial as rising prices increased expectations for a stronger currency during the reporting period. This is because, absent a monetary transmission mechanism for interest rates, currency strength is the only way the authorities can temper inflation pressures.

•      The Fund’s yield-curve positioning in South Africa was also beneficial. The country’s structural energy shortages became more apparent and surging oil prices stoked inflation expectations. As a result, the yield curve steepened during the reporting period; the portfolio’s positioning in the very short-end of the yield curve aided relative returns.

•      Detractors from relative gains included an overweight in Argentina. Argentina’s inflation-linked bonds declined during the period, reflecting investors’ doubts about the legitimacy of reported inflation or prospects for structural reform under the new administration.

•      The Fund’s general underexposure to the European currency bloc (which includes emerging Europe currencies such as the Hungarian forint, Czech koruna, Slovak koruna and Polish zloty) further detracted from returns. Specifically, underweights in the Czech Republic and Poland hampered relative performance. During the period, both countries’ currencies rallied versus the Euro, which in turn had gained significantly relative to the U.S. dollar. However, the portfolio retained a currency hedge which partially offset the underperformance in this region.

•      In our view, emerging market countries could be a source of stability for the global economy as they represent an increasing share of global growth. However, today’s less hospitable global environment, the short-term fears of a sharp slowdown in the U.S. and Europe, and the deleveraging process underway in other credit markets are likely to keep risk premia high.

Sincerely,

Ronald E. Robison

President and Principal Executive Officer	May 2008

2

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
Portfolio of Investments
(Showing Percentage of Total Value of Investments)	April 30, 2008 (unaudited)

		Face
		Amount	Value
		(000)	(000)

DEBT INSTRUMENTS (96.7%)
Argentina (3.1%)
Sovereign (3.1%)
Republic of Argentina,
5.83%, 12/31/33		$185,900	$53,911
Brazil (18.7%)
Sovereign (18.7%)
Federative Republic of Brazil,
Zero Coupon, 1/1/10	BRL	243,121	143,194
Nota do Tesouro Nacional,
10.00%, 7/1/10		316,000	183,511
			326,705
Colombia (5.5%)
Corporate (0.9%)
MFI WWB Cali,
12.50%, 2/28/11	COP	(f)(g)15,103,760	8,577
MFI WWB Popoyan,
12.50%, 2/28/11		(f)(g)13,215,790	7,505
			16,082
Sovereign (4.6%)
Jupiter, S.p.V., Colombian Peso Linked Bonds,
13.50%, 9/15/14		$ (c)75,000	79,860
			95,942
Egypt (4.6%)
Sovereign (4.6%)
Arab Republic of Egypt,
8.75%, 7/18/12	EGP	(c)426,980	80,506
Hungary (12.1%)
Sovereign (12.1%)
Republic of Hungary,
6.25%, 8/24/10	HUF	13,000,000	75,260
6.75%, 2/24/17		4,834,840	27,144
7.25%, 6/12/12		18,460,000	107,963
			210,367
Indonesia (13.9%)
Corporate (0.8%)
Pindo Deli Finance B.V.,
Tranche A, 4.93%, 4/28/15 - 4/28/18		$ (a)(c)10,032	4,323
Tranche B, 4.93%, 4/28/15		(a)167	126
Tranche C, Zero Coupon, 4/28/25		(a)2,227	167
Tijiwi Kimia Finance B.V.,
Tranche A, 4.93%, 4/28/15 - 4/28/18		(a)(c)14,392	7,312
Tranche B, 4.93%, 4/28/15		(a)868	664
Tranche C, Zero Coupon, 4/28/27		(a)(c)998	75
			12,667
Sovereign (13.1%)
Barclays Bank plc, Indonesian Government Bond Linked Notes,
10.00%, 7/17/17	IDR	(c)800,000,000	73,737
Citigroup, Inc., Indonesian Indexed Credit Linked Unsecured Notes,
Zero Coupon, 7/19/17		$28,828	23,091
Credit Suisse, Republic of Indonesia Government Bonds Credit Linked Notes,
10.00%, 7/17/17	IDR	(c)154,683,530	14,257
JPMorgan Chase & Co., London, Indonesian Treasury Bill Linked Notes,
10.00%, 7/19/17 - 9/17/24		(c)807,525,000	71,567
Republic of Indonesia Government,
10.00%, 7/15/17		500,000,000	46,085
			228,737
			241,404
Kazakhstan (0.4%)
Corporate (0.4%)
MFI KMF,
15.50%, 2/28/11	KZT	(f)(g)905,197	7,517
Malaysia (1.9%)
Sovereign (1.9%)
Government of Malaysia,
3.72%, 6/15/12	MYR	105,000	33,489
Mexico (13.0%)
Corporate (0.9%)
MFI Finsol,
14.00%, 2/28/11	MXN	(f)(g)161,685	15,415
Sovereign (12.1%)
Mexican Bonos,
8.00%, 12/17/15		790,000	75,586
10.00%, 12/5/24 - 11/20/36		1,187,849	136,252
			211,838
			227,253

Multi-Country (3.4%)
Sovereign (3.4%)
Standard Bank plc, African Currency Basket Linked Bonds,
Zero Coupon, 5/21/08		$ (c)55,112	59,601

The accompanying notes are an integral part of the financial statements.	3

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
Portfolio of Investments (cont’d)
(Showing Percentage of Total Value of Investments)	April 30, 2008 (unaudited)

		Face
		Amount	Value
		(000)	(000)
Peru (0.2%)
Corporate (0.2%)
MFI Confranz,
10.40%, 2/28/11	PEN	(f)(g)8,672	$3,080
South Africa (9.3%)
Sovereign (9.3%)
Republic of South Africa,
13.00%, 8/31/10	ZAR	(b)1,159,000	161,410
Turkey (10.6%)
Sovereign (10.6%)
Republic of Turkey,
Zero Coupon, 11/26/08 - 10/7/09	TRY	280,438	184,437
TOTAL DEBT INSTRUMENTS (Cost $1,764,968)			1,685,622

		No. of
		Contracts
PUT OPTION PURCHASED (0.3%)
Turkey (0.3%)
Turkish Lira Put @ $1.297, expiring 7/4/08 (Cost $17,306)		145,000,000	5,837

		Shares
SHORT-TERM INVESTMENTS (3.0%)
United States (3.0%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class		(e)49,992,301	49,992

		Face
		Amount
		(000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
1.85%, 10/9/08		$ (d)1,525	1,515
TOTAL SHORT-TERM INVESTMENTS (Cost $51,506)			51,507
TOTAL INVESTMENTS (100.0%) (Cost $1,833,780)			1,742,966
LIABILITIES IN EXCESS OF OTHER ASSETS			(431,385)
NET ASSETS			$1,311,581

(a)		Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2008.
(b)		Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of April 30, 2008.
(c)		144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)		Rate shown is the yield to maturity at April 30, 2008.
(e)		See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
(f)		Security has been deemed illiquid at April 30, 2008.
(g)		Securities were valued at fair value — At April 30, 2008, the Fund held approximately $42,094,000 of fair valued securities, representing 3.2% of net assets.
BRL	—	Brazilian Real
COP	—	Colombian Peso
EGP	—	Egyptian Pound
HUF	—	Hungary Forint
IDR	—	Indonesian Rupiah
KZT	—	Kazakhstani Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
TRY	—	Turkish Lira
ZAR	—	South African Rand

4	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
Portfolio of Investments (cont’d)
(Showing Percentage of Total Value of Investments)	April 30, 2008 (unaudited)

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
BRL	169,900	$102,131	5/5/08	USD	97,464	$97,464	$(4,667)
BRL	153,495	92,270	5/5/08	USD	87,978	87,978	(4,292)
BRL	169,900	101,332	6/3/08	USD	99,270	99,270	(2,062)
BRL	153,495	91,547	6/3/08	USD	89,637	89,637	(1,910)
COP	38,300,000	21,715	5/9/08	USD	20,952	20,952	(763)
COP	95,600,000	54,165	5/12/08	USD	52,384	52,384	(1,781)
COP	26,306,000	14,904	5/12/08	USD	14,375	14,375	(529)
EUR	140,000	218,225	6/11/08	USD	202,160	202,160	(16,065)
USD	99,941	99,941	5/5/08	BRL	169,900	102,131	2,190
USD	90,238	90,238	5/5/08	BRL	153,495	92,269	2,031
USD	149,211	149,211	6/11/08	EUR	101,733	158,575	9,364
USD	149,211	149,211	6/11/08	EUR	101,851	158,760	9,549
		$1,184,890				$1,175,955	$(8,935)

EUR — Euro

USD — United States Dollar

Total Return Swap Contracts

The Fund had the following total return swap agreement(s) open at period end:

Swap Counterparty	Pay	Receive	Termination Date	Notional Amount (000)	Unrealized Appreciation (000)
Citigroup	USD-LIBOR-BBA + 0.20%	7.34%	2/13/17	RUB 982,224	$3,019

BBA	— British Bankers’ Association
LIBOR	— London Inter Bank Offer Rate
RUB	— Russian Ruble

The accompanying notes are an integral part of the financial statements.	5

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
Portfolio of Investments (cont’d)
(Showing Percentage of Total Value of Investments)	April 30, 2008 (unaudited)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Fund’s holdings by industry and/or investment type, as a percentage of total investments.

*	Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

6	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited) (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,783,788)	$1,692,97
Investments in Security of Affiliated Issuer, at Value (Cost $49,992)	49,992
Total Investments in Securities, at Value (Cost $1,833,780)	1,742,966
Cash	195
Receivable for Investments Sold	148,784
Interest Receivable	31,210
Unrealized Appreciation on Foreign Currency Exchange Contracts	23,134
Unrealized Appreciation on Swap Agreements	3,019
Foreign Currency, at Value (Cost $197)	196
Total Assets	1,949,504
Liabilities:
Payable For:
Line of Credit	313,275
Reverse Repurchase Agreements	149,234
Investments Purchased	138,297
Due to Broker	3,134
Investment Advisory Fees	1,430
Custodian Fees	146
Administration Fees	116
Unrealized Depreciation on Foreign Currency Exchange Contracts	32,069
Other Liabilities	222
Total Liabilities	637,923
Net Assets
Applicable to 73,284,736 Issued and Outstanding $0.01 Par Value Shares (100,000,000 Shares Authorized)	$1,311,581
Net Asset Value Per Share	$17.90
Net Assets Consist of:
Common Stock	$733
Paid-in Capital	1,398,805
Undistributed (Distributions in Excess of) Net Investment Income	(7,418)
Accumulated Net Realized Gain (Loss)	13,723
Unrealized Appreciation (Depreciation) on:
Investments	(89,363)
Swap Agreements	3,019
Foreign Currency Translations	(7,918)
Net Assets	$1,311,581

The accompanying notes are an integral part of the financial statements.	7

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited) (000)
Investment Income
Interest from Securities of Unaffiliated Issuers (Net of $117 of Foreign Taxes Withheld)	$78,594
Dividends from Security of Affiliated Issuer	419
Total Investment Income	79,013
Expenses
Investment Advisory Fees (Note B)	9,048
Administration Fees (Note C)	725
Custodian Fees (Note D)	481
Professional Fees	106
Stockholder Reporting Expenses	67
Commitment Fee	64
Maintenance Fees on Line of Credit	13
Directors’ Fees and Expenses	8
Stockholder Servicing Agent Fees	3
Other Expenses	426
Expenses Before Interest, Country Tax and Bank Overdraft Expenses	10,941
Interest Expense on Line of Credit (Note H)	5,056
Interest Expense on Reverse Repurchase Agreements	3,874
Country Tax Expense#	83
Bank Overdraft Expense	7
Total Expenses	19,961
Expense Offset (Note D)	(1)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note G)	(8)
Net Expenses	19,952
Net Investment Income	59,061
Net Realized Gain (Loss) on:
Investments	(923)
Foreign Currency Transactions	16,770
Swaps Agreements	813
Net Realized Gain	16,660
Change in Unrealized Appreciation (Depreciation) on:
Investments	(148,452)
Foreign Currency Translations	1,356
Swap Agreements	(8,737)
Change in Unrealized Appreciation (Depreciation)	(155,833)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(139,173)
Net Decrease in Net Assets Resulting from Operations	$(80,112)

#                 CPMF (Provisional Contribution on Financial Transactions) is a Brazilian federal tax imposed on certain banking transactions and account withdrawals. The tax is charged based on the value of the transaction.

8	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended April 30, 2008 (unaudited) (000)	Period Ended October 31, 2007^ (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$59,061	$65,321
Net Realized Gain	16,660	18,444
Change in Unrealized Appreciation (Depreciation)	(155,833)	61,571
Net Increase (Decrease) in Net Assets Resulting from Operations	(80,112)	145,336
Distributions from and/or in Excess of:
Net Investment Income	(102,489)	(43,991)
Net Realized Gain	(6,283)	—
Total Distributions	(108,772)	(43,991)
Capital Share Transactions:
Fund Shares Sold (73,317,736 shares, Net of Expenses of $651,000 in 2007)	—	1,399,618
Additional Expenses Incurred from the 2007 Initial Offering	(16)	—
Repurchase of Shares (33,000 shares in 2008)	(582)	—
Net Increase (Decrease) in Net Assets Resulting from Capital Shares Transactions	(598)	1,399,618
Total Increase (Decrease)	(189,482)	1,500,963
Net Assets:
Beginning of Period	1,501,063	100
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $(7,418) and $36,010, respectively)	$1,311,581	$1,501,063

^ For the Period from April 24, 2007 (commencement of operations) to October 31, 2007.

The accompanying notes are an integral part of the financial statements.	9

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Financial Statements

Statement of Cash Flows

Six Months Ended April 30, 2008 (unaudited) (000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Long-Term Investments	$654,333
Purchases of Long-Term Investments	(612,598)
Net (Increase) Decrease in Short-Term Investments	(28,279)
Net (Increase) Decrease in Foreign Currency Holdings	1,078
Net Realized Gain (Loss) for Foreign Currency Transactions	16,770
Net Realized Gain (Loss) on Swap Agreements	813
Net Investment Income	59,061
Adjustments to Reconcile Net Investment Income to Net Cash Provided (Used) by Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	12,814
Net Increase (Decrease) in Payables Related to Operations	(1,145)
Accretion/Amortization of Discounts and Premiums	(12,967)
Net Cash Provided (Used) by Operating Activities	89,880
Cash Flows from Financing Activities:
Cash Received for Reverse Repurchase Agreements	3,284,280
Cash Paid for Reverse Repurchase Agreements	(3,364,022)
Cash Received for Line of Credit	97,700
Payment for Fund Shares Repurchased	(582)
Cash Distributions Paid	(108,772)
Net Cash Provided (Used) for Financing Activities	(91,396)
Net Increase (Decrease) in Cash	(1,516)
Cash at Beginning of Period	1,711
Cash at End of Period	$195
Supplemental Disclosure of Cash Flow Information:
Interest Paid on Line of Credit during the Period	$5,413
Interest Paid on Reverse Repurchase Agreements during the Period	4,597

10	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Financial Highlights

Selected Per Share Data and Ratios

	Six Months Ended April 30, 2008 (unaudited)		Period from April 24, 2007^ to October 31, 2007
Net Asset Value, Beginning of Period	$20.47		$19.10
Net Investment Income (Loss)†	0.81		0.90
Net Realized and Unrealized Gain (Loss) on Investments	(1.89)		1.07
Total from Investment Operations	(1.08)		1.97
Distributions from and/or in Excess of:
Net Investment Income	(1.40)		(0.60)
Net Realized Gain	(0.09)		—
Total Distributions	(1.49)		(0.60)
Net Asset Value, End of Period	$17.90		$20.47
Per Share Market Value, End of Period	$17.57		$18.93
TOTAL INVESTMENT RETURN:
Market Value	0.96	%**	(2.46	)%**
Net Asset Value (1)	(4.98	)%**	10.77	%**
RATIOS, SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)	$1,311,581		$1,501,063
Ratio of Expenses to Average Net Assets	2.90	%*‡	3.24	%*‡
Ratio of Expenses Excluding Interest, Country Tax and Bank Overdraft Expenses to Average Net Assets	1.59	%*‡	2.21	%*‡
Ratio of Net Investment Income (Loss) to Average Net Assets	8.59	%*‡	8.88	%*‡
Portfolio Turnover Rate	42	%**	58	%**

(1)

Total investment return based on net asset value per share on the last business day of the period reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder’s investment in the Fund based on market value due to differences between the market price of the stock and the net asset value of the Fund.

†	Per share amount is based on average shares outstanding.
^	Commencement of Operations
*	Annualized
* *	Not Annualized
‡

Reflects the rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.01%.

The accompanying notes are an integral part of the financial statements.	11

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2008 (unaudited)

Notes to Financial Statements

The Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. (the “Fund”) was incorporated in Maryland on January 25, 2007 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek a high level of current income, with a secondary investment objective of longterm capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 80% of its managed assets in emerging markets domestic debt.

The Fund is authorized to issue 100,000,000 shares of $0.01 par value common stock and 50,000,000 shares of $0.01 par value preferred stock. The Fund had no operations until April 24, 2007, other than matters relating to its organization and registration and sale and issuance to Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”) of 5,236 shares of common stock at an aggregate purchase price of $100,000. The Adviser, on behalf of the Fund, will incur all of the Fund’s organizational costs, estimated at $10,000. The Adviser also has agreed to pay the amount by which the offering costs of the Fund (other than the sales load) exceed $0.04 per share of the Fund’s common shares. The aggregate offering expenses (other than the sales load) currently are estimated to be $600,000 (including amounts to be paid by the Adviser). On April 24, 2007, the Fund sold 63,750,000 common shares in an initial public offering. Proceeds to the Fund were $1,217,025,000 after deducting underwriting commissions and $600,000 of offering expenses. On May 7, 15 and 29, 2007 the Fund sold 6,000,000, 2,000,000 and 1,562,500 common shares, respectively, pursuant to an over allotment agreement with the underwriters for net proceeds of $182,643,750 after deducting underwriting commissions.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Director”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.     Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. Under a reverse repurchase agreement, the

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Portfolio of Investments.

At April 30, 2008, the Fund had reverse repurchase agreements outstanding with Lehman Brothers as follows:

Lehman Brothers Agreement	Maturity in less than 366 Days
Value of Securities Subject to Repurchase (000)	$161,410
Liability Under Reverse Repurchase Agreement (000)	$149,234
Weighted Average Days to Maturity	12.74

The weighted average weekly balance of reverse repurchase agreements outstanding during the six months ended April 30, 2008 was approximately $187,785,000 at a weighted average weekly interest rate of 4.01%.

3.     Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•        investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•        investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

A significant portion of the Fund’s managed assets consist of securities of issuers located in emerging markets or which are denominated in foreign currencies. Such investments may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

4.     Derivatives: The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund’s investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

Foreign Currency Exchange Contracts: The Fund may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Purchased & Written Options: The Fund may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

The Fund may purchase call and put options on its securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities purchased or sold by the Fund and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

At April 30, 2008, the Fund did not have any outstanding options written.

Securities Sold Short: The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market price at the time of replacement. The Fund may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Fund’s obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Fund will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Structured Securities: The Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

Over-the-Counter Trading: Securities and other derivative instruments that may be purchased or sold by the Fund may consist of instruments not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less, than in the case of an exchange-traded instrument. In addition, significant spreads may exist between bid and ask prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

Swap Agreements: The Fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statement of Assets & Liabilities. The following summarizes swaps entered into by the Fund:

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. The Fund accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps in the Statement of Operations. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Fund accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Fund amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded in the Statement of Operations as an adjustment to interest income. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

Realized gains or losses on maturity or termination of swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the unrealized gain/loss reported in the Statement of Assets & Liabilities may differ from that which would be

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

realized in the event the Fund terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown in the Statement of Assets & Liabilities.

5.     New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of April 30, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contigent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

6.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis and discounts and premiums on investments purchased are accreted or amortized in accordance with the effective yield method over their respective lives, except where collection is in doubt. Distributions to stockholders are recorded on the ex-dividend date.

B.      Investment Advisory Fees: The Adviser provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the “Agreement”). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.00% of the Fund’s average weekly managed assets.

C.      Administration Fees: MS Investment Management also serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Administration Agreement, the administration fee is 0.08% of the Fund’s average weekly managed assets. Under a sub-administration agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. Administration costs (including out-of-pocket expenses) incurred in the ordinary course of providing services under the Administration Agreement, except pricing services and extraordinary expenses, are covered under the administration fee.

D.      Custodian Fees: JPMorgan Chase Bank, N.A., (the “Custodian”) and its affiliates serve as Custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense Offset” in the Statement of Operations.

E.     Federal Income Taxes: It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

The Fund adopted the provisions of the FASB Interpretation number 48 Accounting for Uncertainty in Income Taxes (“the Interpretation”), on April 30, 2008. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of April 30, 2008, this did not result in an impact to the Fund’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid from net investment income during the fiscal year ended 2007 was approximately $43,991,000.

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/ tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to gains and losses on foreign options, foreign futures and swap transactions, resulted in the following reclassifications among the components of net assets at October 31, 2007:

Increase (Decrease)

Accumulated Undistributed
(Distributions in
Excess of)	Accumulated
Net Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$14,680	$(15,098)	$418

At October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary Income	Long-term Capital Gain
(000)	(000)
$55,734	$—

At April 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $1,833,780,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $90,814,000 of which $50,362,000 related to appreciated securities and $141,176,000 related to depreciated securities.

F.     Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G.    Security Transactions and Transactions with Affiliates: The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Money Market Portfolio. For the six months ended April 30, 2008, advisory fees paid were reduced by approximately $8,000 relating to the Fund’s investment in the Morgan Stanley Institutional Liquidity Money Market Portfolio.

A summary of the Fund’s transactions in shares of the affiliated issuer during the six months ended April 30, 2008 is as follows:

Market Value				Market Value
October 31,	Purchases	Sales	Dividend	April 30,
2007	at Cost	Proceeds	Income	2008
(000)	(000)	(000)	(000)	(000)
$21,731	$492,988	$464,727	$419	$49,992

During the six months ended April 30, 2008, the Fund made purchases and sales totaling approximately $749,399,000 and $821,429,000 respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

During the six months ended April 30, 2008, the Fund incurred no brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliate of the Adviser.

H.    Credit Facility: The Fund will use the proceeds from the use of leverage to purchase additional securities consistent with the Fund’s investment objectives, policies and strategies. The Fund has engaged JPMorgan Securities Inc. to arrange a syndicate of lenders to provide a revolving line of credit facility in the amount of up to $475,000,000. Pursuant to the agreement

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

among the parties, JPMorgan Chase Bank, N.A., as lender (the “Lender”) has agreed to commit up to $75,000,000 of the facility amount. The facility is expected to have the following terms and conditions, among others: The term of the facility is 364 days, which term may be extended under certain conditions. The loans under the facility will bear interest at a rate per annum, at the election of the Fund, equal to (a) the higher of (i) the Conduit Lender’s prime rate and (ii) the Federal Funds Effective Rate or (b) the rate of LIBOR for the applicable interest period plus a spread of 0.30%. The loans will be secured by a fully perfected first priority lien on all of the assets of the Fund capable of being pledged. There will be a commitment fee on the unused portion of the facility in the amount of 0.08% of the average daily unused portion of the credit facility. Effective May 1, 2008 the credit facility has been amended. The Fund has engaged JPMorgan Securities Inc. to arrange a syndicate of lenders to provide a revolving line of credit facility in an amount up to $375,000,000. The loans under the facility will bear interest at a rate per annum, at the election of the Fund, equal to (a) the higher of (i) the Conduit Lender’s prime rate and (ii) the Federal Funds Effective Rate or (b) the rate of LIBOR for the applicable interest period plus a spread of 1.00%. The loans will be secured by a fully perfected first priority lien on all of the assets of the Fund capable of being pledged. There will be a commitment fee on the unused portion of the facility in the amount of 0.20% of the average daily unused portion of the credit facility. The average borrowings for the six months ended April 30, 2008 were approximately $246,839,000 during a period of 182 days. During the same period, the Fund incurred approximately $5,056,000 in interest expense associated with the outstanding balances.

I.      Other: On June 20, 2007, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund’s shares trade from their net asset value. For the six months ended April 30, 2008, the Fund repurchased 33,000 of its shares at an average discount of 7.42% from the net asset value per share. Since the inception of the program, the Fund has repurchased 33,000 of its shares at an average discount of 7.42% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Directors.

On March 24, 2008, the Officers of the Fund, pursuant to authority granted by the Directors, declared a distribution of $0.50 per share, derived from net investment income, payable on April 15, 2008 to stockholders of record on March 31, 2008.

For More Information About Portfolio Holdings

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the SEC on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund stockholders and makes these reports available on its public website, www.morganstanley.com/msim. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to stockholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549- 0102.

In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, the Fund makes portfolio holdings information available by periodically providing the information on its public website, www.morganstanley.com/msim.

The Fund provides a complete schedule of portfolio holdings on the public website on a calendar-quarter basis approximately 31 calendar days after the close of the calendar quarter. The Fund also provides Top 10 holdings information on the public website approximately 15 business days following the end of each month. You may obtain copies of the Fund’s monthly or calendar-quarter website postings, by calling 1(800) 231-2608.

Proxy Voting Policy and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/msim. This information is also available on the SEC’s web site at www.sec.gov.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2008 (unaudited)

Revised Investment Policy

The Board of Directors approved changes/clarifications in the investment policies discussed below:

A portion of the Fund’s investments in emerging markets securities may include investments in microfinance loans. Microfinance loans are typically very small loans (microcredit) made for providing the means for people who are not served by traditional banking systems to expand their business or finance their families’ basic needs by providing access to affordable credit. Microfinance loans carry many of the same risks associated with investing in emerging markets countries, but because some of the microfinance loans may be used to fund crop growing and livestock, microfinance loans may also be subject to climate and geography risks. In addition, most micro-clients have low income and little or no previous credit history. As a result, there is no assurance that micro-credit clients will be able to repay the microfinance loans.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Dividend Reinvestment Plan

Pursuant to the Dividend Reinvestment Plan (the “Plan”), each stockholder will be deemed to have elected, unless Computershare Trust Company, N.A. (the “Plan Agent”) is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares.

Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value or, if net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

The Plan Agent’s fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant’s account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant’s behalf. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder’s name and held for the account of beneficial owners who are participating in the Plan.

Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. Computershare Trust Company, N.A.

P.O. Box 43078

Providence, Rhode Island 02940-3078

1(800) 231-2608

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Morgan Stanley Institutional Closed End Funds

An Important Notice Concerning Our

U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Institutional closed end funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•                  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•                  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•                  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•                  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•                  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Morgan Stanley Institutional Closed End Funds

An Important Notice Concerning Our

U.S. Privacy Policy (cont’d)

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

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Morgan Stanley

Emerging Markets Domestic Debt Fund, Inc.

Directors
Michael E. Nugent	Dennis F. Shea
Vice President
Frank L. Bowman
Amy R. Doberman
Michael Bozic	Vice President

Kathleen A. Dennis	Stefanie V. Chang Yu
Vice President
James F. Higgins
James W. Garrett
Dr. Manuel H. Johnson	Treasurer and Chief
Financial Officer
Joseph J. Kearns
Carsten Otto
Michael F. Klein	Chief Compliance Officer

W. Allen Reed	Mary E. Mullin
Fergus Reid	Secretary

Officers

Michael E. Nugent
Chairman of the Board and
Director

Ronald E. Robison
President and Principal
Executive Officer

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, New York 10017

Stockholder Servicing Agent
Computershare Trust Company, N.A.
250 Royall Street

Canton, Massachusetts 02021

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019-6131

Independent Registered Public Accounting Firm
Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

For additional Fund information, including the Fund’s net asset value per share and information regarding the investments comprising the Fund’s portfolio, please call 1(800) 231-2608 or visit our website at www.morganstanley.com/msim. All investments involve risks, including the possible loss of principal.

© 2008 Morgan Stanley

MSIFEDDSAN IU08-03348I-Y04/08

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

APPENDIX A

MORGAN STANLEY

RETAIL AND INSTITUTIONAL FUNDS

AT

JUNE 27, 2008

RETAIL FUNDS

OPEN-END RETAIL FUNDS

TAXABLE MONEY MARKET FUNDS

Active Assets Government Securities Trust

Active Assets Institutional Government Securities Trust

Active Assets Institutional Money Trust

Active Assets Money Trust

Morgan Stanley Liquid Asset Fund Inc.

Morgan Stanley U.S. Government Money Market Trust

TAX-EXEMPT MONEY MARKET FUNDS

Active Assets California Tax-Free Trust

Active Assets Tax-Free Trust

Morgan Stanley California Tax-Free Daily Income Trust

Morgan Stanley New York Municipal Money Market Trust

Morgan Stanley Tax-Free Daily Income Trust

EQUITY FUNDS

Morgan Stanley Capital Opportunities Trust

Morgan Stanley Convertible Securities Trust

Morgan Stanley Dividend Growth Securities Inc.

Morgan Stanley Equally-Weighted S&P 500 Fund

Morgan Stanley European Equity Fund Inc.

Morgan Stanley Financial Services Trust

Morgan Stanley Focus Growth Fund

Morgan Stanley Fundamental Value Fund

Morgan Stanley Global Advantage Fund

Morgan Stanley Global Dividend Growth Securities

Morgan Stanley Health Sciences Trust

Morgan Stanley International Fund

Morgan Stanley International SmallCap Fund

Morgan Stanley International Value Equity Fund

Morgan Stanley Japan Fund

Morgan Stanley Mid Cap Growth Fund

Morgan Stanley Mid-Cap Value Fund

Morgan Stanley Multi-Asset Class Fund

Morgan Stanley Nasdaq-100 Index Fund

Morgan Stanley Natural Resource Development Securities Inc.

Morgan Stanley Pacific Growth Fund Inc.

Morgan Stanley Real Estate Fund

1

Morgan Stanley S&P 500 Index Fund

Morgan Stanley Series Funds

•                  Commodities Alpha Fund

•                  Morgan Stanley Diversified Large Cap Equity Fund

Morgan Stanley Small-Mid Special Value Fund

Morgan Stanley Special Growth Fund

Morgan Stanley Special Value Fund

Morgan Stanley Technology Fund

Morgan Stanley Total Market Index Fund

Morgan Stanley Utilities Fund

Morgan Stanley Value Fund

BALANCED FUND

Morgan Stanley Balanced Fund

ASSET ALLOCATION FUND

Morgan Stanley Strategist Fund

SPECIALTY FUNDS

Morgan Stanley FX Series Funds

•                  FX Alpha Strategy Portfolio

•                  FX Alpha Plus Strategy Portfolio

TAXABLE FIXED-INCOME FUNDS

Morgan Stanley Flexible Income Trust

Morgan Stanley High Yield Securities Inc.

Morgan Stanley Income Trust

Morgan Stanley Limited Duration Fund

Morgan Stanley Limited Duration U.S. Government Trust

Morgan Stanley Mortgage Securities Trust

Morgan Stanley U.S. Government Securities Trust

TAX-EXEMPT FIXED-INCOME FUNDS

Morgan Stanley California Tax-Free Income Fund

Morgan Stanley Limited Term Municipal Trust

Morgan Stanley New York Tax-Free Income Fund

Morgan Stanley Tax-Exempt Securities Trust

SPECIAL PURPOSE FUNDS

Morgan Stanley Select Dimensions Investment Series

•       Balanced Portfolio

•       Capital Growth Portfolio

•       Capital Opportunities Portfolio

•       Dividend Growth Portfolio

•       Equally-Weighted S&P 500 Portfolio

•       Flexible Income Portfolio

•       Focus Growth Portfolio

•       Global Equity Portfolio

2

•       Mid Cap Growth Portfolio

•       Money Market Portfolio

•       Utilities Portfolio

Morgan Stanley Variable Investment Series

•       Aggressive Equity Portfolio

•       Capital Opportunities Portfolio

•       Dividend Growth Portfolio

•       European Equity Portfolio

•       Global Advantage Portfolio

•       Global Dividend Growth Portfolio

•       High Yield Portfolio

•       Income Builder Portfolio

•       Limited Duration Portfolio

•       Money Market Portfolio

•       Income Plus Portfolio

•       S&P 500 Index Portfolio

•       Strategist Portfolio

•       Utilities Portfolio

CLOSED-END RETAIL FUNDS

TAXABLE FIXED-INCOME CLOSED-END FUNDS

Morgan Stanley Income Securities Inc.

ALTERNATIVE CLOSED-END FUNDS

Morgan Stanley Prime Income Trust

TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS

Morgan Stanley California Insured Municipal Income Trust

Morgan Stanley California Quality Municipal Securities

Morgan Stanley Insured California Municipal Securities

Morgan Stanley Insured Municipal Bond Trust

Morgan Stanley Insured Municipal Income Trust

Morgan Stanley Insured Municipal Securities

Morgan Stanley Insured Municipal Trust

Morgan Stanley Municipal Income Opportunities Trust

Morgan Stanley Municipal Income Opportunities Trust II

Morgan Stanley Municipal Income Opportunities Trust III

Morgan Stanley Municipal Premium Income Trust

Morgan Stanley New York Quality Municipal Securities

Morgan Stanley Quality Municipal Income Trust

Morgan Stanley Quality Municipal Investment Trust

Morgan Stanley Quality Municipal Securities

3

INSTITUTIONAL FUNDS

OPEN-END INSTITUTIONAL FUNDS

1.                      Morgan Stanley Institutional Fund, Inc.

•        Active International Allocation Portfolio

•        Capital Growth Portfolio

•        Emerging Markets Portfolio

•        Emerging Markets Debt Portfolio

•        Focus Growth Portfolio

•        Global Franchise Portfolio

•        Global Real Estate Portfolio

•        Global Value Equity Portfolio

•        International Equity Portfolio

•        International Growth Active Extension Portfolio

•        International Growth Equity Portfolio

•        International Magnum Portfolio

•        International Real Estate Portfolio

•        International Small Cap Portfolio

•        Large Cap Relative Value Portfolio

•        Small Company Growth Portfolio

•        U.S. Real Estate Portfolio

•        U.S. Small/Mid Cap Value Portfolio

Morgan Stanley Institutional Fund Trust

Active Portfolios:

•        Advisory Portfolio

•        Advisory Portfolio II

•        Advisory Portfolio III

•        Advisory Portfolio IV

•        Balanced Portfolio

•        Core Fixed Income Portfolio

•        Core Plus Fixed Income Portfolio

•        High Yield Portfolio

•        Intermediate Duration Portfolio

•        International Fixed Income Portfolio

•        Investment Grade Fixed Income Portfolio

•        Limited Duration Portfolio

•        Long Duration Fixed Income Portfolio

•        Mid Cap Growth Portfolio

•        Municipal Portfolio

•        U.S. Mid Cap Value Portfolio

•        U.S. Small Cap Value Portfolio

•        Value Portfolio

Inactive Portfolios:

•        Advisory Portfolio -Series 1

•        Advisory Portfolio -Series 2

•        Advisory Portfolio V

4

The Universal Institutional Funds, Inc.

Active Portfolios:

•        Capital Growth Portfolio

•        Core Plus Fixed Income Portfolio

•        Emerging Markets Debt Portfolio

•        Emerging Markets Equity Portfolio

•        Equity and Income Portfolio

•        Global Franchise Portfolio

•        Global Real Estate Portfolio

•        Global Value Equity Portfolio

•        High Yield Portfolio

•        International Growth Equity Portfolio

•        International Magnum Portfolio

•        Mid Cap Growth Portfolio

•        Small Company Growth Portfolio

•        U.S. Mid Cap Value Portfolio

•        U.S. Real Estate Portfolio

•        Value Portfolio

Inactive Portfolios:

•        Balanced Portfolio

•        Core Equity Portfolio

•        International Fixed Income Portfolio

•        Investment Grade Fixed Income Portfolio

•        Multi-Asset Class Portfolio

•        Targeted Duration Portfolio

Morgan Stanley Institutional Liquidity Funds

•        Government Portfolio

•        Government Securities Portfolio

•        Money Market Portfolio

•        Prime Portfolio

•        Tax-Exempt Portfolio

•        Treasury Portfolio

Inactive Portfolio

•        Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

Morgan Stanley Asia-Pacific Fund, Inc.

Morgan Stanley China “A” Share Fund

Morgan Stanley Eastern Europe Fund, Inc.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Morgan Stanley Emerging Markets Fund, Inc.

Morgan Stanley Global Opportunity Bond Fund, Inc.

Morgan Stanley High Yield Fund, Inc.

The India Investment Fund

The Latin American Discovery Fund, Inc.

5

The Malaysia Fund, Inc.

The Thai Fund, Inc.

The Turkish Investment Fund, Inc.

CLOSED-END FUNDS HEDGE FUNDS

Alternative Investment Partners Absolute Return Fund

Alternative Investment Partners Absolute Return Fund STS

Morgan Stanley Institutional Fund of Hedge Funds

Morgan Stanley Global Long/Short Fund A

Morgan Stanley Global Long/Short Fund P

IN REGISTRATION

Morgan Stanley Opportunistic Municipal High Income Fund

Morgan Stanley Frontier Emerging Markets Fund, Inc.

Morgan Stanley Alternative Opportunities Fund

Alternative Investment Partners Absolute Return Fund II A

Alternative Investment Partners Absolute Return Fund II P

6

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.*

Period	TOTAL NUMBER OF SHARES PURCHASED	AVERAGE PRICE PAID PER SHARE	TOTAL NUMBER OF SHARES PURCHASED AS PART OF PUBLICLY ANNOUNCED PLANS OR PROGRAMS	MAXIMUM NUMBER OF SHARES THAT MAY YET BE PURCHASED UNDER THE PLANS OR PROGRAMS
November	—	—	—	Unlimited
December	—	—	—	Unlimited
January	33,000	17.60	33,000	Unlimited
February	—	—	—	Unlimited

March	—	—	—	Unlimited
April	—	—	—	Unlimited

*  The Share Repurchase Program commenced on 6/20/2007.

The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded  that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably  likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

/s/ James Garrett
James Garrett
Principal Financial Officer
June 19, 2008